Document and Entity Information	6 Months Ended
Jun. 30, 2020
Cover [Abstract]
Entity Registrant Name	Brooge Energy Ltd
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 (this "Post-Effective Amendment") of Brooge Energy Limited (the "Company") to the Registration Statement on Form F-1, first filed on August 17, 2020 and declared effective on August 26, 2020 (File No. 333-248068) (the "Initial F-1 Registration Statement") is being filed to:(i) include restated audited consolidated financial statements of the Company as of and for the period ended December 31, 2019, (the "2019 Audited Financial Statements") which have been restated to reflect the reclassification as derivative liability of the warrants that were previously classified as equity as more fully described in Note 2.4 to the accompanying consolidated financial statements;(ii) update Note 26 to the 2019 Audited Financial Statements to describe certain subsequent events that occurred after the effective date of the Initial F-1 Registration Statement;(iii) include the Company's unaudited financial statements as of and for the six months ended June 30, 2020 and 2019 pursuant to the Company's undertakings in the Initial F-1 Registration Statement pursuant to Item 512 of Regulation S-K promulgated under the Securities Act of 1933, as amended (the "Securities Act");(iv) amend the sections titled "Summary Financial Data", "Risk Factors", "Management's Discussion and Analysis of Financial Condition and Results of Operations", "Description of Share Capital", the financial statements and the exhibits, in each case, solely to make appropriate changes to reflect the reclassification described in clause (i), the update described in clause (ii), the effects of each and related matters; and(v) update certain other information in the Initial F-1 Registration Statement to reflect developments since the effective date of the Initial F-1 Registration Statement.The issuance of the ordinary shares underlying the warrants registered by the Initial F-1 Registration Statement and this Post-Effective Amendment was initially registered on the Registration Statement on Form F-4 (Registration No. 333-233964), first filed on September 27, 2019, as subsequently amended (the "F-4 Registration Statement"), which was subsequently declared effective by the Securities and Exchange Commission (the "SEC") on November 22, 2019.The Initial F-1 Registration Statement updated the prospectus in the F-4 Registration Statement pursuant to Section 10(a)(3) of the Securities Act and the undertakings made by the registrant in the F-4 Registration Statement pursuant to Item 512 of Regulation S-K promulgated under the Securities Act. The registrant filed the Initial F-1 Registration Statement in lieu of a post-effective amendment to update the F-4 Registration Statement because the F-4 Registration Statement related to a business combination that has since been consummated, and therefore contains information that is no longer pertinent to an investment in the securities of the registrant.
Entity Central Index Key	0001774983
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Jun. 30, 2020
Entity Emerging Growth Company	true
Entity Ex Transition Period	false